Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of financial instruments measured at fair value by level within the fair value hierarchy

	Fair Value Measurements
	(in thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2016:
Bank time deposits*	$31,188	$—	$31,188	$—
Available-for-sale securities**	5,274	5,274	—	—

Total	$36,462	$5,274	$31,188	$—

As of December 31, 2017:
Bank time deposits*	$791,730	$—	$791,730	$—
Available-for-sale securities**	4,279	4,279	—	—

Total	$796,009	$4,279	$791,730	$—

*  Included in short-term investments on the Group’s consolidated balance sheets.

** Included in long-term investments on the Group’s consolidated balance sheets.